MARKETABLE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 32,835	$ 41,015
Gross unrealized gain	275	71
Gross unrealized loss	(5)	(372)
Fair value	33,105	40,714
Matures within one year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	14,202	10,750
Gross unrealized gain	33	30
Gross unrealized loss		(15)
Fair value	14,235	10,765
Matures within one year [Member] | Governmental debentures fixed interest rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	2,534	3,542
Gross unrealized gain	12
Gross unrealized loss
Fair value	2,546	3,542
Matures within one year [Member] | Corporate debentures - fixed interest rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	10,156	997
Gross unrealized gain	18	3
Gross unrealized loss
Fair value	10,174	1,000
Matures within one year [Member] | Corporate debentures floating interest rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	1,512	6,211
Gross unrealized gain	3	27
Gross unrealized loss		(15)
Fair value	1,515	6,223
Matures after one year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	32,835	41,015
Gross unrealized gain	275	71
Gross unrealized loss	(5)	(372)
Fair value	33,105	40,714
Matures after one year [Member] | Governmental debentures fixed interest rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	7,159	6,421
Gross unrealized gain	47	16
Gross unrealized loss		(12)
Fair value	7,206	6,425
Matures after one year [Member] | Corporate debentures - fixed interest rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	2,654	13,550
Gross unrealized gain	63	25
Gross unrealized loss	(5)	(122)
Fair value	2,712	13,453
Matures after one year [Member] | Corporate debentures floating interest rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	8,820	10,294
Gross unrealized gain	132
Gross unrealized loss		(223)
Fair value	$ 8,952	$ 10,071